Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Principles of Consolidation

(a)Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

Use of Estimates

(b)Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include residual value of vessels, useful life of vessels and the fair value of derivative instruments. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)

(c)Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has elected to present net income and other comprehensive income in a single continuous statement of income and comprehensive income in its financial statements.

Foreign Currency Translation

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the statement of comprehensive income. As of December 31, 2012 and 2013, the Company had no foreign currency derivative instruments.

Cash and cash equivalents

(e)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company’s borrowing arrangements. Unless the related debt is all presented as current, the minimum liquidity requirements per vessel with an obligation to retain such funds with a specific bank and pledged accounts which are not expected to be terminated within the next twelve months are classified as non-current assets, whereas the remaining portion of the minimum liquidity on a group level, and amounts held in retention accounts for short-term debt service purposes, are classified as current assets.

Trade Receivables

(g)Trade Receivables: Trade receivables reflect receivables from time charters, net of an allowance for doubtful accounts. At the balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the periods presented was $0.

Inventories

(h)Inventories: Inventories consist of lubricants and stores on board the vessels. When vessels are unemployed or are operating in the spot market, bunkers on board are recorded in inventories. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel cost

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Vessel Depreciation

(k)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which up until December 31, 2012 was estimated to be $150 per lightweight ton. Effective January 1, 2013, the Company revised its scrap rate estimate from $150 to $300 per lightweight ton, in order to align the scrap rate estimate with the current historical average scrap prices. The change in accounting estimate has been applied prospectively. The effect of the increase in the estimated scrap rate was to decrease depreciation expense and to increase net income for the year ended December 31, 2013 by approximately $1,400,000, or $0.06 and $0.05 per basic and diluted common share, respectively.

Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Dry-Docking and Special Survey Costs	(l)Dry-Docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.
Above / Below Market Acquired Time Charters / Other Intangible Assets

(m)Above / Below Market Acquired Time Charters / Other Intangible Assets: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, or in certain instances with attached manning agreements below prevailing market rates, the Company allocates the purchase price of the vessel and the attached time charter / manning agreement on a relative fair value basis.

The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to time charter revenue.

Other intangible assets relate to attached crew manning agreements providing that the charterer will be responsible for the crew cost during the term of the charter. The fair value of the attached manning agreements is computed as the present value of the crew cost savings. The asset recorded is amortized over the remaining period of the time charters as an addition to vessels operating expenses.

Financing Costs

(n)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding Debt – Modifications and Extinguishments. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

Pension and Retirement Benefit Obligations-Crew

(o)Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Revenue and Expenses

(p)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenues: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization/accretion of the above/below market acquired time charters where applicable. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

Repairs and Maintenance	(q)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses.
Share Based Compensation	(r)Share Based Compensation: Share based payments to employees and directors are determined based on their grant date fair values and are amortized against income over the requisite service period.
Segment Reporting

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

Derivatives

(t)Derivatives: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

Fair value of financial instruments

(u)Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

Earnings per Share (EPS)

(v)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The dividends recorded in the financial statements that are applicable to the 9.75% Series B-1 Cumulative Redeemable Perpetual Preferred Shares (the “Series B-1 Preferred Shares”) and the 9.00% Series C Cumulative Redeemable Perpetual Preferred Shares (the “Series C Preferred Shares”), discussed in Note 10, reduce the income available to common shareholders, even if not declared, since the dividends are cumulative. In the event of redemption of preferred stock, the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock, net of issuance costs, is subtracted from net income to arrive at income available to common shareholders. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive, using the treasury stock method. The if-converted method is used to compute the dilutive effect of the Company’s Series B-1 Preferred Shares. Under this method, dividends attributable to the Series B-1 Preferred Shares are added back to income available to common shareholders and the Series B-1 Preferred Shares are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive.

Dividends

(w)Dividends: The Company records dividends to common shareholders on the date the dividends are declared. Dividends on Series B-1 Preferred Shares and Series C Preferred Shares are cumulative and are recorded on an accrual basis. Dividends are recorded in equity by charges against retained earnings or, in the absence of retained earnings on the date of recording, by charges against additional paid-in capital.

Recent Accounting Pronouncements

(x)Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period or expected to have an impact on future periods.